Label	Element	Value
Document And Entity Information Elements	ck0000217087_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	SBL FUND
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013